Document and Entity Information	Aug. 05, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2021
Entity Registrant Name	AMERICAN HONDA FINANCE CORPORATION
Entity Incorporation, State or Country Code	CA
Entity File Number	001-36111
Entity Tax Identification Number	95-3472715
Entity Address, Address Line One	1919 Torrance Blvd.
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	310
Local Phone Number	972-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000864270
1.300% Medium-Term Notes, Series A Due March 21, 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.300% Medium-Term Notes, Series A Due March 21, 2022
No Trading Symbol Flag	true
Security Exchange Name	NYSE
2.625% Medium-Term Notes, Series A Due October 14, 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Medium-Term Notes, Series A Due October 14, 2022
No Trading Symbol Flag	true
Security Exchange Name	NYSE
1.375% Medium-Term Notes, Series A Due November 10, 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Medium-Term Notes, Series A Due November 10, 2022
No Trading Symbol Flag	true
Security Exchange Name	NYSE
0.550% Medium-Term Notes, Series A Due March 17, 2023 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.550% Medium-Term Notes, Series A Due March 17, 2023
No Trading Symbol Flag	true
Security Exchange Name	NYSE
0.750% Medium-Term Notes, Series A Due January 17, 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Medium-Term Notes, Series A Due January 17, 2024
No Trading Symbol Flag	true
Security Exchange Name	NYSE
0.350% Medium-Term Notes, Series A Due August 26, 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.350% Medium-Term Notes, Series A Due August 26, 2022
No Trading Symbol Flag	true
Security Exchange Name	NYSE
1.600% Medium-Term Notes, Series A Due April 20, 2022 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.600% Medium-Term Notes, Series A Due April 20, 2022
No Trading Symbol Flag	true
Security Exchange Name	NYSE
1.950% Medium-Term Notes, Series A Due October 18, 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.950% Medium-Term Notes, Series A Due October 18, 2024
No Trading Symbol Flag	true
Security Exchange Name	NYSE
0.750% Medium-Term Notes, Series A Due November 25, 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Medium-Term Notes, Series A Due November 25, 2026
No Trading Symbol Flag	true
Security Exchange Name	NYSE
0.300% Medium-Term Notes, Series A Due July 7, 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.300% Medium-Term Notes, Series A Due July 7, 2028
No Trading Symbol Flag	true
Security Exchange Name	NYSE